Events after the reporting period (Details) $ / shares in Units, R$ in Millions, $ in Millions	Feb. 11, 2026 BRL (R$)	Jan. 01, 2026	Feb. 17, 2026 BRL (R$) site	Feb. 17, 2026 USD ($) site $ / shares	Feb. 11, 2026 USD ($)
Announcement of plan to discontinue operation | Tim S.A. | I-Systems Solues de Infraestrutura S.A.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests	49.00%
Announcement of plan to discontinue operation | I-Systems Solues de Infraestrutura S.A.
Disclosure of non-adjusting events after reporting period [line items]
Agreed to sell equity interest	51.00%				51.00%
Agreed consideration for sale of subsidiary | R$	R$ 453
Agreed cash consideration for sale of subsidiary					$ 183.0
Agreed cash consideration for sale of subsidiary, presented on basis of value of all shares in entity					358.0
Effect of net impact of borrowings and lease liabilities less cash on consideration for disposal of subsidiary					$ 95.0
Announcement of plan to discontinue operation | IHS Latam Group
Disclosure of non-adjusting events after reporting period [line items]
Number of sites to be disposed | site			8,860	8,860
Total enterprise value consideration				$ 952.0
Agreed cash consideration for sale of business			R$ 3,550	683.0
Effect of net impact of borrowings and lease liabilities less cash on consideration for disposal of business				269.0
Notional amount of derivative contracts entered into to hedge consideration denominated in foreign currencies for discontinued operation			R$ 2,415	$ 441.0
MTN merger
Disclosure of non-adjusting events after reporting period [line items]
Price per share of entity's shares in merger agreement | $ / shares				$ 8.5
Enterprise value of entity in merger agreement				$ 6.2
Agreed cash consideration for acquirer to pay for outstanding shares in merger				2.2
Agreed cash consideration for acquirer to pay for outstanding shares in merger, presented on the basis of all shares in entity				3.0
Net impact of borrowings, lease liabilities and non-controlling interests less cash and cash equivalents on consideration in merger agreement				$ 3.2
Renewal of master lease agreement | Telekom SA SOC Limited | IHS Towers South Africa Proprietary Limited
Disclosure of non-adjusting events after reporting period [line items]
Master lease agreement, term		5 years